UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2005
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    139
Form 13F Information Table Value Total:    $176,932
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	336.8 	"4,170 "	"4,170 "					"4,170 "
Abbott Laboratories	Common	002824100	"1,399.8 "	"32,098 "	"32,098 "					"32,098 "
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	825.4 	"13,500 "	"13,500 "					"13,500 "
Allied Capital Corp.	Common	01903Q108	"1,877.0 "	"65,243 "	"65,243 "					"65,243 "
Allstate Corp.	Common	020002101	994.5 	"18,171 "	"18,171 "					"18,171 "
American Capital Strategies	Common	024937104	"2,034.7 "	"60,774 "	"60,774 "					"60,774 "
Amgen Inc.	Common	031162100	"2,821.5 "	"43,254 "	"43,254 "					"43,254 "
AngloGold Ashanti Ltd- Spon ADR	Sponsored ADR	035128206	534.9 	"11,115 "	"11,115 "					"11,115 "
Apex Silver Mines Ltd.	ORD	G04074103	168.6 	"11,200 "	"11,200 "					"11,200 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"2,538.9 "	"62,060 "	"62,060 "					"62,060 "
Avery Dennison	Common	053611109	"2,112.8 "	"36,391 "	"36,391 "					"36,391 "
Bank of America Corp.	Common	060505104	336.8 	"7,002 "	"7,002 "					"7,002 "
"Bank of New York Co., Inc."	Common	064057102	558.0 	"17,330 "	"17,330 "					"17,330 "
BP PLC - Spon ADR	Common	055622104	"4,483.2 "	"64,404 "	"64,404 "					"64,404 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	582.5 	"13,840 "	"13,840 "					"13,840 "
Cedar Fair	Dep. Unit	150185106	"2,788.0 "	"105,047 "	"105,047 "					"105,047 "
CareMark RX Inc.	Common	141705103	268.3 	"5,379 "	"5,379 "					"5,379 "
Cheesecake Factory	Common	163072101	636.8 	"23,631 "	"23,631 "					"23,631 "
Chevron Corp	Common	166764100	441.6 	"7,116 "	"7,116 "					"7,116 "
"Church & Dwight Co., Inc."	Common	171340102	"2,838.5 "	"77,938 "	"77,938 "					"77,938 "
Cisco Systems	Common	17275R102	"2,007.5 "	"102,791 "	"102,791 "					"102,791 "
CitiGroup Inc.	Common	172967101	"3,078.8 "	"63,810 "	"63,810 "					"63,810 "
Clevelnd-Cliffs	Common	185896107	439.6 	"5,544 "	"5,544 "					"5,544 "
Coeur D'alene Mines Corp.	Common	192108108	101.6 	"21,125 "	"21,125 "					"21,125 "
ConocoPhillips	Common	20825C104	"2,071.9 "	"31,617 "	"31,617 "					"31,617 "
Cypress Semiconductor Corp.	Common	232806109	247.9 	"17,052 "	"17,052 "					"17,052 "
Developers Diversified Realty	Common	251591103	"1,672.0 "	"32,042 "	"32,042 "					"32,042 "
Dow Chemical	Common	260543103	"2,265.4 "	"58,042 "	"58,042 "					"58,042 "
Duke Energy Corp.	Common	264399106	"3,930.9 "	"133,840 "	"133,840 "					"133,840 "
Ecolab Inc.	Common	278865100	"1,741.4 "	"42,912 "	"42,912 "					"42,912 "
Emerson Electric	Common	291011104	218.4 	"2,606 "	"2,606 "					"2,606 "
Enpath Medical Inc.	Common	29355Y105	"1,950.1 "	"171,364 "	"171,364 "					"171,364 "
Enterprise Products Part. L.P.	Common	293792107	"1,292.3 "	"51,900 "	"51,900 "					"51,900 "
Estee Lauder Co. - CL A	CL A	518439104	"1,034.3 "	"26,747 "	"26,747 "					"26,747 "
"Everest Re Group, Ltd."	Common	G3223R108	259.3 	"2,995 "	"2,995 "					"2,995 "
Expeditors Int'l Wash.	Common	302130109	"1,805.2 "	"32,230 "	"32,230 "					"32,230 "
"Express Scripts, Inc."	Common	302182100	667.9 	"9,310 "	"9,310 "					"9,310 "
Exxon Mobil Corp.	Common	30231G102	"4,231.6 "	"68,974 "	"68,974 "					"68,974 "
"Federated Department Stores, Inc"	Common	31410H101	"1,034.8 "	"28,274 "	"28,274 "					"28,274 "
Fedex Corp.	Common	31428X106	"1,048.8 "	"8,975 "	"8,975 "					"8,975 "
First Data Corp.	Common	319963104	"2,970.9 "	"65,961 "	"65,961 "					"65,961 "
FirstEnergy Corp.	Common	337932107	263.8 	"4,867 "	"4,867 "					"4,867 "
General Electric	Common	369604103	"4,638.8 "	"140,741 "	"140,741 "					"140,741 "
Genworth Financial Inc.-CL A	Common	37247D106	"2,869.5 "	"82,361 "	"82,361 "					"82,361 "
Genzyme	Common	372917104	"2,418.1 "	"39,609 "	"39,609 "					"39,609 "
Getty Images Inc.	Common	374276103	613.3 	"9,657 "	"9,657 "					"9,657 "
Gilead Sciences Inc.	Common	375558103	"2,546.8 "	"43,050 "	"43,050 "					"43,050 "
"Goldman Sachs Group, Inc."	Common	38141G104	862.1 	"5,731 "	"5,731 "					"5,731 "
"Harley Davidson, Inc."	Common	412822108	219.7 	"4,002 "	"4,002 "					"4,002 "
Harmony Gold Mining Ltd	Sponsored ADR	413216300	439.9 	"27,005 "	"27,005 "					"27,005 "
"Heartland Express , Inc."	Common	422347104	320.6 	"17,913 "	"17,913 "					"17,913 "
Home Depot	Common	437076102	236.2 	"6,599 "	"6,599 "					"6,599 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	"1,334.6 "	"15,106 "	"15,106 "					"15,106 "
"Hudson City Bancorp, Inc."	Common	443683107	173.3 	"13,000 "	"13,000 "					"13,000 "
IBM	Common	459200101	"1,884.6 "	"24,533 "	"24,533 "					"24,533 "
Illinois Tool Works	Common	452308109	526.6 	"11,086 "	"11,086 "					"11,086 "
Intel	Common	458140100	"1,301.8 "	"68,518 "	"68,518 "					"68,518 "
Inverness Medical Innov. Inc.	Common	46126P106	402.1 	"14,245 "	"14,245 "					"14,245 "
Ishares Comex Gold Trust	Ishares	464285105	625.8 	"10,220 "	"10,220 "					"10,220 "
Ishares DJ Basic Mat. Index	DJ US Basic Mat	464287838	214.8 	"3,842 "	"3,842 "					"3,842 "
Ishares DJ US Energy Sec Index	DJ US Energy	464287796	221.2 	"2,296 "	"2,296 "					"2,296 "
Ishares MSCI Australia Index	MSCI Australia	464286103	903.7 	"43,550 "	"43,550 "					"43,550 "
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	238.3 	"10,035 "	"10,035 "					"10,035 "
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	572.8 	"8,760 "	"8,760 "					"8,760 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,131.5 "	"12,050 "	"12,050 "					"12,050 "
Ishares-MSCI Japan Index	MSCI Japan	464286848	"2,425.5 "	"177,825 "	"177,825 "					"177,825 "
Ishares-NASDAQ Biotech Index	NASDQ Bio Indx	464287556	322.8 	"4,440 "	"4,440 "					"4,440 "
Ishares-Russell 2000 Index	Rusl 2000 Valu	464287630	384.1 	"5,307 "	"5,307 "					"5,307 "
Ishares-S&P 500 Index	S&P 500 Index	464287200	292.5 	"2,293 "	"2,293 "					"2,293 "
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	789.9 	"13,525 "	"13,525 "					"13,525 "
Ishares Silver Trust	Ishares	46428Q109	837.1 	"7,515 "	"7,515 "					"7,515 "
J.P. Morgan Chase & Co.	Common	46625H100	327.9 	"7,807 "	"7,807 "					"7,807 "
Johnson & Johnson	Common	478160104	869.3 	"14,507 "	"9,116 "					"14,507 "
K-Sea Transn Partners LP	Common	48268Y101	"2,412.8 "	"75,049 "	"75,049 "					"75,049 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	857.5 	"18,657 "	"18,657 "					"18,657 "
Korea Fund	Common	500634100	261.6 	"7,201 "	"7,201 "					"7,201 "
Lowe's Cos Inc.	Common	548661107	"2,262.9 "	"37,299 "	"37,299 "					"37,299 "
Lucent Technologies Inc.	Common	549463107	25.2 	"10,400 "	"10,400 "					"10,400 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	563.9 	"16,595 "	"16,595 "					"16,595 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	321.9 	"7,800 "	"7,800 "					"7,800 "
Matria Healthcare Inc.	Common	576817209	"1,451.7 "	"67,775 "	"67,775 "					"67,775 "
Maxim Integrated Product	Common	57772K101	"1,961.9 "	"61,098 "	"61,098 "					"61,098 "
McDonald's	Common	580135101	781.2 	"23,250 "	"23,250 "					"23,250 "
Medtronic Inc.	Common	585055106	"2,732.6 "	"58,239 "	"58,239 "					"58,239 "
Microsoft	Common	594918104	"1,599.1 "	"68,630 "	"68,630 "					"68,630 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	640.7 	"4,604 "	"4,604 "					"4,604 "
Mine Safety Appliances Co.	Common	602720104	"2,651.0 "	"65,945 "	"65,945 "					"65,945 "
Morgan Stanley Asia Pacific Fund	Common	61744U106	"1,158.3 "	"73,545 "	"73,545 "					"73,545 "
NASDAQ-100 Shares	Unit Ser 1	631100104	210.9 	"5,441 "	"5,441 "					"5,441 "
Neogen	Common	640491106	"2,754.1 "	"144,045 "	"144,045 "					"144,045 "
Newmont Mining Corp.	Common	651639106	"1,983.3 "	"37,470 "	"37,470 "					"37,470 "
Nisource Inc.	Common	65473P105	442.7 	"20,270 "	"20,270 "					"20,270 "
Nortel Networks Corp. New	Common	656568102	22.4 	"10,000 "	"10,000 "					"10,000 "
Northrop Grumman Corp.	Common	666807102	"1,463.9 "	"22,852 "	"22,852 "					"22,852 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,220.7 "	"41,186 "	"41,186 "					"41,186 "
Omnicom Group Inc.	Common	681919106	"1,900.6 "	"21,333 "	"21,333 "					"21,333 "
Pan American Silver Corp.	Common	697900108	499.7 	"27,775 "	"27,775 "					"27,775 "
Patterson Companies Inc.	Common	703395103	275.1 	"7,875 "	"7,875 "					"7,875 "
Penn Virginia Resource Ptnr.	Common	707884102	"2,193.1 "	"81,588 "	"81,588 "					"81,588 "
Pentair Int.	Common	709631105	"3,375.0 "	"98,714 "	"98,714 "					"98,714 "
Pepsico Inc.	Common	713448108	411.1 	"6,847 "	"6,847 "					"6,847 "
PetsMart Inc.	Common	716768106	"2,662.8 "	"104,015 "	"104,015 "					"104,015 "
"Pfizer, Inc."	Common	717081103	"2,628.7 "	"112,003 "	"112,003 "					"112,003 "
"Plains All American Pipeline, LP"	Unit L.P. Int.	726503105	226.3 	"5,182 "	"5,182 "					"5,182 "
Procter & Gamble	Common	742718109	"4,875.2 "	"87,684 "	"87,684 "					"87,684 "
Progressive Corp.	Common	743315103	307.7 	"11,968 "	"11,968 "					"11,968 "
Rayonier Inc.	Common	754907103	"2,770.5 "	"73,081 "	"73,081 "					"73,081 "
"Resmed, Inc."	Common	761152107	"1,725.2 "	"36,746 "	"36,746 "					"36,746 "
Royal Dutch Shell Plc Adr	Spons ADR B	780259107	247.8 	"3,700 "	"3,700 "					"3,700 "
Sabine Royalty Trust	Unit Ben Int	785688102	621.1 	"14,255 "	"14,255 "					"14,255 "
Schlumberger	Common	806857108	443.8 	"6,816 "	"6,816 "					"6,816 "
Silver Standard Resources Inc.	Common	82823L106	422.0 	"21,100 "	"21,100 "					"21,100 "
Sovereign Bancorp	Common	845905108	886.6 	"53,655 "	"53,655 "					"53,655 "
SPDR Trust Series I	Units Ser. I	78462F103	601.8 	"4,730 "	"4,730 "					"4,730 "
Stericycle Inc.	Common	858912108	228.8 	"3,514 "	"3,514 "					"3,514 "
Streettracks Gold Trust	Gold Shs	863307104	"3,216.5 "	"52,531 "	"52,531 "					"52,531 "
Stryker Corp.	Common	863667101	365.9 	"8,689 "	"8,689 "					"8,689 "
Symantec	Common	871503108	180.7 	"11,628 "	"11,628 "					"11,628 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,670.8 "	"40,900 "	"40,900 "					"40,900 "
Target Corporation	Common	87612E106	883.3 	"18,074 "	"18,074 "					"18,074 "
TEPPCO Partners L.P.	UT Ltd Partner	872384102	858.5 	"24,355 "	"24,355 "					"24,355 "
Texas Instruments	Common	882508104	249.3 	"8,230 "	"8,230 "					"8,230 "
Templeton Global Inc.Fund	Common	880198106	"1,631.9 "	"189,540 "	"189,540 "					"189,540 "
Templeton Emerging Markets Fund	Common	880191101	377.5 	"20,779 "	"20,779 "					"20,779 "
"Thor Industries, Inc."	Common	885160101	"4,257.1 "	"87,865 "	"87,865 "					"87,865 "
Tiffany & Co.	Common	886547108	"1,826.0 "	"55,299 "	"55,299 "					"55,299 "
"Time Warner, Inc."	Common	887317105	439.7 	"25,417 "	"25,417 "					"25,417 "
"TJX Companies, Inc."	Common	872540109	571.6 	"25,003 "	"25,003 "					"25,003 "
Transocean Inc.	Ord	G90078109	271.6 	"3,381 "	"3,381 "					"3,381 "
TYCO International Ltd.	Common	902124106	602.7 	"21,915 "	"21,915 "					"21,915 "
Valero L.P.	Com Unit LTD PRT	91913W104	670.8 	"13,592 "	"13,592 "					"13,592 "
Ventana Medical Systems	Common	92276H106	398.7 	"8,450 "	"8,450 "					"8,450 "
Verizon Communications	Common	92343V104	204.1 	"6,094 "	"6,094 "					"6,094 "
Viasys Healthcare Inc.	Common	92553Q209	"1,540.4 "	"60,172 "	"60,172 "					"60,172 "
Vornado Realty Trust	Sh.Ben.Int	929042109	651.1 	"6,675 "	"6,675 "					"6,675 "
Wal-mart Stores Inc.	Common	931142103	"1,556.5 "	"32,313 "	"32,313 "					"32,313 "
Walgreen	Common	931422109	"1,068.8 "	"23,835 "	"23,835 "					"23,835 "
Wells Fargo Company	Common	949740104	"2,843.8 "	"42,394 "	"42,394 "					"42,394 "
Wyeth	Common	983024100	653.9 	"14,725 "	"14,725 "					"14,725 "

13F REPORT  2ND Q 2006		GRAND TOTAL	"176,932.4 "

